BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2017
Business Acquisitions Tables
Schedule of the net assets of Bayannaoer Mining

The details of the net assets of Bayannaoer Mining as at November 30, 2017 are as follows:

November 30, 2017
CNY
Cash and cash equivalents	631
Other current assets	361
Property, plant and equipment	336
Current liabilities	(611)
Net assets	717

Schedule of analysis of the cash flows in respect of the acquisition of Double Grow

An analysis of the cash flows in respect of the acquisitions of Antay Pacha by Double Grow in the year 2015 and Bayannaoer Mining in the year 2017 is as follow:

	December 31,
	2015	2016	2017	2017
	CNY	CNY	CNY	US$

Cash consideration	(9)	—	(717)	(110)
Cash and bank balances acquired	8,973	—	631	97
Net cash flows from acquisition of subsidiaries, net	8,964	—	(86)	(13)